LEASES. (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
2019		$ 10,207
2020		8,423
2021		5,441
2022		5,233
2023		4,511
2024-43		8,413
Total		$ 42,228
Equipment [Member]
2019	$ 2,220
2020	7,349
2021	4,364
2022	4,140
2023	3,500
2024-43	10,181
Total	31,754
Land Related [Member]
2019	262
2020	1,054
2021	1,077
2022	1,100
2023	1,013
2024-43	34,931
Total	$ 39,437